Investments (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Investments [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 0	$ 58	$ 142
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	$ 0
Short-term Investments Average Effective Maturity Period (in months), Less Than and Approximately, Respectively	1 month	7 months	6 months
Long-term Investments Average Effective Maturity Period (in months)		16 months	15 months
Cost Method Investments	$ 14	$ 14	$ 10
Equity Interests at Fair Value	$ 7